15. Financiale leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Nominal amount	R$ 1,500,000
Present value	156,378	R$ 208,049
LT Amazonas [Member]
Disclosure of financial assets [line items]
Nominal amount	316,641
Present value	156,378	R$ 208,049
LT Amazonas [Member] | January 2020 to December 2020 [Member]
Disclosure of financial assets [line items]
Nominal amount	23,206
Present value	4,931
LT Amazonas [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Nominal amount	92,826
Present value	58,081
LT Amazonas [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Nominal amount	200,609
Present value	R$ 93,366